Investment Risks	Sep. 24, 2026
Weitz Core Plus Bond ETF
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Core Plus Fund. The following summarizes the principal risks of investing in the Core Plus Fund.

●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Core Plus Fund’s investments may prove to be incorrect. The Core Plus Fund could underperform other funds with similar objectives or investment strategies if the Core Plus Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Core Plus Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Core Plus Fund’s income.

●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk Debt securities purchased by the Core Plus Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Core Plus Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Core Plus Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Core Plus Fund from buying or selling certain securities or financial instruments. In these circumstances, the Core Plus Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk Fluctuations in the value of equity securities held by the Core Plus Fund will cause the NAV of the Core Plus Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Core Plus Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk The Core Plus Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Core Plus Fund. The Core Plus Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Core Plus Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Core Plus Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Core Plus Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Failure to Meet Investment Objective Risk There can be no assurance that the Core Plus Fund will meet its investment objective.

●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Core Plus Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Core Plus Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Core Plus Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Core Plus Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Core Plus Fund.

●	Non-Diversified Risk. The Core Plus Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Core Plus Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Core Plus Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Core Plus Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Core Plus Fund to sell any Structured Product.

Your investment in the Core Plus Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Weitz Core Plus Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Core Plus Fund’s investments may prove to be incorrect. The Core Plus Fund could underperform other funds with similar objectives or investment strategies if the Core Plus Fund’s overall investment selections or strategies fail to produce the intended results.

Weitz Core Plus Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Core Plus Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Core Plus Fund’s income.

Weitz Core Plus Bond ETF | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

Weitz Core Plus Bond ETF | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Liquidity Risk Debt securities purchased by the Core Plus Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Core Plus Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

Weitz Core Plus Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Core Plus Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

Weitz Core Plus Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Core Plus Fund from buying or selling certain securities or financial instruments. In these circumstances, the Core Plus Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Weitz Core Plus Bond ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk Fluctuations in the value of equity securities held by the Core Plus Fund will cause the NAV of the Core Plus Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Core Plus Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Weitz Core Plus Bond ETF | E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk The Core Plus Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Core Plus Fund. The Core Plus Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Core Plus Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Core Plus Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Core Plus Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Weitz Core Plus Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Core Plus Fund. The Core Plus Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Core Plus Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Core Plus Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Weitz Core Plus Bond ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Core Plus Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Weitz Core Plus Bond ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Weitz Core Plus Bond ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Weitz Core Plus Bond ETF | Failure To Meet Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Failure to Meet Investment Objective Risk There can be no assurance that the Core Plus Fund will meet its investment objective.

Weitz Core Plus Bond ETF | Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Core Plus Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

Weitz Core Plus Bond ETF | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Core Plus Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

Weitz Core Plus Bond ETF | Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Core Plus Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Core Plus Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

Weitz Core Plus Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Core Plus Fund.

Weitz Core Plus Bond ETF | Non Investment Grade Debt Junk Bond Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

Weitz Core Plus Bond ETF | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

Weitz Core Plus Bond ETF | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Core Plus Fund, a reduction in the value of the investment and a potential decrease in the Core Plus Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Core Plus Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Core Plus Fund to sell any Structured Product.

Weitz Core Plus Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Core Plus Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Weitz Core Plus Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversified Risk. The Core Plus Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Core Plus Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Core Plus Fund’s NAV and may make the Fund more volatile than more diversified funds.

Weitz Multisector Bond ETF
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Multisector Fund. The following summarizes the principal risks of investing in the Multisector Fund.

●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Multisector Fund’s investments may prove to be incorrect. The Multisector Fund could underperform other funds with similar objectives or investment strategies if the Multisector Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Multisector Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Multisector Fund’s income.

●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk Debt securities purchased by the Multisector Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Multisector Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk Derivatives are instruments, such as futures, options, forward contracts and credit default swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Multisector Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

With regard to credit default swaps, the Multisector Fund could sell a credit default swap, by receiving a fee for promising to pay a third party, if a borrower or securities issuer defaults on its promised payments. The Multisector Fund could buy a credit default swap, by paying a fee to a third party, who would promise to pay the Multisector Fund, if a borrower/issuer defaults on its promised payments. When the Multisector Fund enters into a credit default swap, the Multisector Fund’s credit risk increases since the Multisector Fund has exposure to both the original borrower/issuer, and to the third party. Credit default swaps involve heightened risks and may result in losses to the Multisector Fund. Credit default swaps may also be illiquid and difficult to value.

Additionally, the Multisector Fund’s potential use of foreign currency derivatives carries specific risks. These derivatives, along with direct foreign currency investments, are subject to the risk that foreign currencies will decline against the U.S. dollar, or that the U.S. dollar will decline against a hedged currency. Foreign currency rates can fluctuate sharply due to interest rates, inflation, trade balances, government actions (or inaction), or political events. This volatility can negatively impact the Fund’s returns. Currency risk can be particularly high for transactions tied to emerging market countries, presenting market, credit, currency, liquidity, legal, and political risks that may be greater than those in developed foreign countries.

●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Multisector Fund from buying or selling certain securities or financial instruments. In these circumstances, the Multisector Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk Fluctuations in the value of equity securities held by the Multisector Fund will cause the net asset value (“NAV”) of the Multisector Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Multisector Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk The Multisector Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Multisector Fund. The Multisector Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Multisector Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Multisector Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Multisector Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

○	Failure to Meet Investment Objective Risk There can be no assurance that the Multisector Fund will meet its investment objective.

●	Foreign Currency Risk. If the Multisector Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Multisector Fund’s investments in foreign (non-U.S.) currencies and/or foreign currency-denominated securities may reduce the returns of the Multisector Fund.

Currency risk may be particularly high to the extent that the Multisector Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Multisector Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Multisector Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Multisector Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Multisector Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Multisector Fund.

●	Non-Diversified Risk. The Multisector Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Multisector Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Multisector Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Multisector Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Multisector Fund to sell any Structured Product.

Your investment in the Multisector Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Weitz Multisector Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Multisector Fund’s investments may prove to be incorrect. The Multisector Fund could underperform other funds with similar objectives or investment strategies if the Multisector Fund’s overall investment selections or strategies fail to produce the intended results.

Weitz Multisector Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Multisector Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Multisector Fund’s income.

Weitz Multisector Bond ETF | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

Weitz Multisector Bond ETF | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Liquidity Risk Debt securities purchased by the Multisector Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Multisector Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

Weitz Multisector Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk Derivatives are instruments, such as futures, options, forward contracts and credit default swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Multisector Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

With regard to credit default swaps, the Multisector Fund could sell a credit default swap, by receiving a fee for promising to pay a third party, if a borrower or securities issuer defaults on its promised payments. The Multisector Fund could buy a credit default swap, by paying a fee to a third party, who would promise to pay the Multisector Fund, if a borrower/issuer defaults on its promised payments. When the Multisector Fund enters into a credit default swap, the Multisector Fund’s credit risk increases since the Multisector Fund has exposure to both the original borrower/issuer, and to the third party. Credit default swaps involve heightened risks and may result in losses to the Multisector Fund. Credit default swaps may also be illiquid and difficult to value.

Additionally, the Multisector Fund’s potential use of foreign currency derivatives carries specific risks. These derivatives, along with direct foreign currency investments, are subject to the risk that foreign currencies will decline against the U.S. dollar, or that the U.S. dollar will decline against a hedged currency. Foreign currency rates can fluctuate sharply due to interest rates, inflation, trade balances, government actions (or inaction), or political events. This volatility can negatively impact the Fund’s returns. Currency risk can be particularly high for transactions tied to emerging market countries, presenting market, credit, currency, liquidity, legal, and political risks that may be greater than those in developed foreign countries.

Weitz Multisector Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Multisector Fund from buying or selling certain securities or financial instruments. In these circumstances, the Multisector Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Weitz Multisector Bond ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk Fluctuations in the value of equity securities held by the Multisector Fund will cause the net asset value (“NAV”) of the Multisector Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Multisector Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Weitz Multisector Bond ETF | E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk The Multisector Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Multisector Fund. The Multisector Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Multisector Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Multisector Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Multisector Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

○	Failure to Meet Investment Objective Risk There can be no assurance that the Multisector Fund will meet its investment objective.

Weitz Multisector Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Multisector Fund. The Multisector Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Multisector Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Multisector Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Weitz Multisector Bond ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Multisector Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Weitz Multisector Bond ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Weitz Multisector Bond ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Weitz Multisector Bond ETF | Failure To Meet Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Failure to Meet Investment Objective Risk There can be no assurance that the Multisector Fund will meet its investment objective.

Weitz Multisector Bond ETF | Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Multisector Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

Weitz Multisector Bond ETF | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Multisector Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

Weitz Multisector Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Multisector Fund.

Weitz Multisector Bond ETF | Non Investment Grade Debt Junk Bond Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

Weitz Multisector Bond ETF | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, sanctions, expropriation, limited disclosure and illiquid markets.

Weitz Multisector Bond ETF | Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Multisector Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Multisector Fund to sell any Structured Product.

Weitz Multisector Bond ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk. If the Multisector Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives or other instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Multisector Fund’s investments in foreign (non-U.S.) currencies and/or foreign currency-denominated securities may reduce the returns of the Multisector Fund.

Currency risk may be particularly high to the extent that the Multisector Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Weitz Multisector Bond ETF | Loan Investment Risk Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Multisector Fund, a reduction in the value of the investment and a potential decrease in the Multisector Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Multisector Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Multisector Fund may invest may be not rated by a rating agency, may be not registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

Weitz Multisector Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Multisector Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Weitz Multisector Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversified Risk. The Multisector Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Multisector Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Multisector Fund’s NAV and may make the Fund more volatile than more diversified funds.

Weitz Short Duration Bond ETF
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The following summarizes the principal risks of investing in the Fund.

●	Active Management Risk. The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Short Duration Fund’s investments may prove to be incorrect. The Short Duration Fund could underperform other funds with similar objectives or investment strategies if the Short Duration Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk. Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Short Duration Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

●	Credit Risk. The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk. Debt securities purchased by the Short Duration Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Short Duration Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk. Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Short Duration Fund from buying or selling certain securities or financial instruments. In these circumstances, the Short Duration Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk. Fluctuations in the value of equity securities held by the Short Duration Fund will cause the NAV of the Short Duration Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Short Duration Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	ETF Structure Risk. The Short Duration Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Short Duration Fund. The Short Duration Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Short Duration Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Short Duration Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Short Duration Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Failure to Meet Investment Objective Risk. There can be no assurance that the Short Duration Fund will meet its investment objective.

●	Government-Sponsored Enterprises Risk. Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Short Duration Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk. Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Short Duration Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk. Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Short Duration Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Short Duration Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk. As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Short Duration Fund.

●	Non-Diversified Risk. The Short Duration Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Short Duration Fund’s NAV and may make the Short Duration Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk. Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk. The Short Duration Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk. The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Short Duration Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Short Duration Fund to sell any Structured Product.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Weitz Short Duration Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Short Duration Fund’s investments may prove to be incorrect. The Short Duration Fund could underperform other funds with similar objectives or investment strategies if the Short Duration Fund’s overall investment selections or strategies fail to produce the intended results.

Weitz Short Duration Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Short Duration Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

Weitz Short Duration Bond ETF | Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Liquidity Risk. Debt securities purchased by the Short Duration Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Short Duration Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

Weitz Short Duration Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

Weitz Short Duration Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Short Duration Fund from buying or selling certain securities or financial instruments. In these circumstances, the Short Duration Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Weitz Short Duration Bond ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Fluctuations in the value of equity securities held by the Short Duration Fund will cause the NAV of the Short Duration Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Short Duration Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Weitz Short Duration Bond ETF | E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk. The Short Duration Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Short Duration Fund. The Short Duration Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Short Duration Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Short Duration Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Short Duration Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Weitz Short Duration Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Short Duration Fund. The Short Duration Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Short Duration Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Short Duration Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Weitz Short Duration Bond ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Short Duration Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Weitz Short Duration Bond ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Weitz Short Duration Bond ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Weitz Short Duration Bond ETF | Failure To Meet Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Failure to Meet Investment Objective Risk. There can be no assurance that the Short Duration Fund will meet its investment objective.

Weitz Short Duration Bond ETF | Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Enterprises Risk. Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Short Duration Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

Weitz Short Duration Bond ETF | Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loan Investment Risk. Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Short Duration Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Short Duration Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

Weitz Short Duration Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Short Duration Fund.

Weitz Short Duration Bond ETF | Non Investment Grade Debt Junk Bond Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Investment Grade Debt (Junk Bond) Securities Risk. Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

Weitz Short Duration Bond ETF | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. The Short Duration Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets.

Weitz Short Duration Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

Weitz Short Duration Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Short Duration Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

Weitz Short Duration Bond ETF | Nondiversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Products Risk. The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Short Duration Fund, a reduction in the value of the investment and a potential decrease in the Short Duration Fund’s NAV per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Short Duration Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Short Duration Fund to sell any Structured Product.

Weitz Short Duration Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Weitz Short Duration Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversified Risk. The Short Duration Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Short Duration Fund’s NAV and may make the Short Duration Fund more volatile than more diversified funds.